SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

During the subsequent period through March 31, 2022, the Company advanced a total amount of $382,646 to a related party, and the related party repaid the amount of $167,003 to the Company. The balance of due from related parties as of the filing date was $148,430.